Pension obligations (Schedule of additional information about defined benefit plans, balance by member group) - (Details) - Pension obligations [Member] - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 101.4	$ 115.3	$ 145.1
Active members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	88.4	103.5
Deferred members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	2.8	2.3
Retired members [Member]
Pension Obligations [Line Items]
Closing defined benefit obligation	$ 10.2	$ 9.5